Financial instruments and financial risk management - Additional information (Details) - USD ($)		3 Months Ended
	Jan. 01, 2021	Mar. 31, 2022	Mar. 31, 2021
Financial instruments and financial risk management
Impact of net loss	$ (14,539,226)	$ 94,340	$ (12,160)
Percentage of volatility used was increased		10.00%
Derivative financial liabilities		$ 27,540
Increase in derivative liabilities if volatility used was increased by 10%			468,482
Interest rate risk
Financial instruments and financial risk management
Impact of net loss		$ 46,119	133,000
Decrease in market interest rates		0.10%
Foreign exchange risk
Financial instruments and financial risk management
Change in the CAD to the USD exchange rate		10.00%
Impact of net loss		$ 151,141	$ 174,895